TCW/DW INCOME AND GROWTH FUND                     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999       NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The 12-month period ended January 31, 1999, was a volatile one for both convertible securities and high-yield bonds. During the third quarter of 1998 both asset classes came under severe pressure as corporate credit spreads widened and stock prices declined sharply. Although a significant recovery in equity prices boosted convertibles' returns in the last quarter of 1998, high-yield bond returns remained lackluster as spreads continued to be relatively wide compared to their historical averages.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended January 31, 1999, TCW/DW Income and Growth Fund's Class C shares posted a total return of 8.81 percent compared to returns of 3.93 percent for the Lipper Flexible Income Funds Average, 8.72 percent for the Lehman Brothers Government/ Corporate Bond Index and 32.49 percent for the Standard & Poor's 500 Stock Index. For the same period, the Fund's Class A, B and D shares had total returns of 9.45 percent, 8.85 percent and 9.64 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the performance of the Fund's Class C shares with those of the Lipper, Lehman and S&P 500 indexes.

CONVERTIBLE SECURITIES

The performance of the Fund's convertible securities portfolio was well ahead of the convertible benchmarks for the year. According to TCW Funds Management, Inc.
(TCW), the Fund's adviser, much of the incremental return was due to good sector selection. The portfolio's low exposure to the basic industrial sector, especially energy, was opportune. In the technology sector, the majority of the Fund's holdings did well despite the poor performance of this sector during the first half of the fiscal year.

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

In addition to good sector and stock selection, the Fund's focus on larger, higher-quality companies also contributed positively to its overall performance. In general, larger companies performed better during this period. Credit quality was also an important factor, particularly when corporate credit spreads widened significantly during the second half of the year. The Fund also benefited from its holdings in media, retail, health care, and technology. A few securities in these industries did particularly well, each appreciating more than 50 percent during calendar year 1998.

The convertible new-issue market during 1998 was on a record pace until the market's correction the third quarter. This turmoil led to a virtual shutdown in new issuance from September through November. During the fourth quarter of 1998, only 17 companies issued convertibles, which had a total net value of $4.9 billion. This brought the total new issuance for the year to 98 issues with a net value of $23.8 billion. By comparison, in 1997, 140 companies issued convertibles with a net value of $28 billion.

Perhaps more important than the lower quantity of new issuance was its lack of quality. Of the $23.8 billion in convertible issuance, only $4.8 billion was from investment-grade companies. In the current environment, non-investment-grade companies continue to be the predominant issuers of convertible securities. This is one of the primary reasons the Fund participated in less than one-third of the new issues brought to market. The Fund also focused more on the secondary market, where tremendous value was created during last fall's market correction.

HIGH-YIELD BONDS

Increasing demand for safe-haven securities and a series of interest-rate cuts by the Federal Reserve fueled a strong Treasury rally, which drove yields downward. This surge in Treasury prices caused the spread between high-yield and comparable-maturity Treasuries to widen significantly. This widening suggests that not only were investors more cautious regarding the prospects for economic growth early in 1999 than was the case at the start of 1998, but, equally important, they remained apprehensive about the overall liquidity of the high-yield market.

As was the case with most of the higher-risk asset classes, the high-yield market was extremely volatile during the Fund's fiscal year. Not surprisingly, the market's lower tiers were considerably more unsettled than its upper tier. The sell-off in the financial markets and the lack of liquidity that accompanied the market downturn were especially damaging to the prices of lower-rated high-yield bonds. The lower tier of the market never fully recovered from the sell-off, which was particularly damaging to the average high-yield mutual fund.

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

The dynamics of the new-issue market changed considerably following the high-yield market's fall correction. After having absorbed $120.6 billion in new issuance from 556 different companies through the end of July, the pace of new issuance slowed markedly. For 1998, new issuance totaled a record $150.8 billion, but this figure was well short of the $200 billion level of issuance that the market had been on track to exceed. Importantly, while the new-issuance window did re-open during the final quarter of 1998, the size of those transactions was generally larger than had been the case earlier in the year and the quality of the deals was generally higher. We expect that over the next few quarters and possibly longer, high-yield investors will continue to exhibit a preference for seasoned, higher-quality more liquid issues.

The key to outperforming in 1998 was minimizing losses during the difficult early August to late October period. During this span, the average high-yield mutual fund declined more than 9 percent. After rebounding strongly in November, riskier high-yield securities again came under pressure in December as tremendous new-issue supply and year-end profit taking negatively influenced the overall market. High-yield investors accordingly adopted a flight-to-quality mentality that propelled BB-rated issues and defensive industry sectors to outperform lower-tier and cyclical credits during the latter part of the fourth quarter. The Fund's high-yield portfolio, which is invested primarily in BB-rated and strong B-rated, cash-paying bonds, performed in line with most high-yield indexes for the quarter and outperformed them for the full year.

The new year began with the high-yield market trading at its widest opening of the year spread since 1991-1992. As a result, TCW believes that this asset class will continue to attract new money both from institutional and individual sources. Counterbalancing the favorable technical conditions and the generally healthy credit fundamentals underlying many of the larger sectors comprising the high-yield market is the risk that commodity prices will continue to weaken. Low commodity prices have already negatively affected the performance of securities in a number of high-yield industries, most notably the energy and steel sectors. In 1998 the default rate, as measured by Moody's, increased to 3.31 percent, up from 2.02 percent in 1997. TCW expects that default rates will trend modestly higher in 1999, driven in large part by credits in commodity-based sectors that are unable to withstand a protracted period of weak pricing.

As a direct result of its strict adherence to its bottom-up, research-driven investment process, the Fund experienced no defaults in 1998 and continued to capture more credit upgrades and avoid more downgrades than did the overall market.

TCW/DW INCOME AND GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1999, CONTINUED

LOOKING AHEAD

The U.S. economy continues to demonstrate surprising resilience to the economic problems in emerging markets. Real GDP growth, driven by a robust housing market and strong consumer spending, should exceed 4 percent in the fourth quarter of 1998. While growth should slow as 1999 progresses, a recession remains unlikely. Weakness in the manufacturing sector continues to be offset by growth in other areas of the economy. With incomes growing at a good pace and jobs plentiful, consumer spending should continue to provide support for the economy unless there is a shock to the system such as a sustained correction in the stock market.

The three-month rally in stocks has pushed traditional measures of valuation beyond historical norms. The market has had four straight years of 20 percent-plus returns, and its breadth is relatively narrow. In addition, corporate earnings may decline in 1999, and interest rates may not decline further unless the economy weakens significantly. Other possible impediments for the market include continuing turmoil in the emerging markets. TCW believes that the risks are again on the downside and that it may be difficult for the markets to appreciate significantly from current levels.

We appreciate your support of TCW/DW Income and Growth Fund.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TRUSTEES RECOMMEND REORGANIZATION PLAN

On February 25, 1999, the Board of Trustees of TCW/DW Income and Growth Fund voted to recommend to shareholders a reorganization plan whereby the Fund's assets would be combined with those of Morgan Stanley Dean Witter Income Builder Fund. This plan is subject to the consent of TCW/DW Income and Growth Fund's shareholders at a special meeting scheduled for June 8, 1999. The Fund's shareholders would become shareholders of Morgan Stanley Dean Witter Income Builder Fund, receiving shares of that fund equal to the value of their holdings in TCW/DW Income and Growth Fund. Each shareholder of TCW/DW Income and Growth Fund will receive the class of shares of Morgan Stanley Dean Witter Income Builder Fund currently held by that shareholder.

A proxy statement formally detailing this proposal, including reasons for the Trustees' action and information concerning Morgan Stanley Dean Witter Income Builder Fund has been distributed to shareholders of the Fund, who were shareholders on March 12, 1999.

TCW/DW INCOME AND GROWTH FUND
FUND PERFORMANCE JANUARY 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class C
            Shares
       ($ in Thousands)
                                                           Lehman
                                    Fund     S&P 500(4)   Index(5)   Lipper(6)
March 1993                          $10,000      $10,000    $10,000    $10,000
January 1994                        $11,506      $10,912    $10,769    $11,143
January 1995                        $10,863      $10,969    $10,434    $10,638
January 1996                        $13,092      $15,203    $12,283    $12,377
January 1997                        $14,854      $19,207    $12,577    $13,062
January 1998                        $16,938      $24,363    $13,982    $13,961
January 1999                     $18,430(3)      $32,277    $15,201    $14,510

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS C SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                     CLASS A SHARES+
                                                     -----------------------------------------------
               CLASS C SHARES++
-----------------------------------------------
1 Year                       8.81%(1)     7.83%(2)   1 Year                       9.45%(1)     4.80%(2)
5 Years                      9.88(1)      9.88(2)    Since Inception             10.35(1)      7.23(2)
Since Inception             11.04(1)     11.04(2)

                CLASS B SHARES*                                      CLASS D SHARES#
-----------------------------------------------      -----------------------------------------------
1 Year                       8.85%(1)     3.92%(2)   1 Year                       9.64%(1)
Since Inception              9.79(1)      7.33(2)    Since Inception             10.60(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charge.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges
 (3) Closing value, assuming a complete redemption on January 31, 1999.
 (4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 (6) The Lipper Flexible Income Funds Average tracks the performance of funds that emphasize income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities, as reported by Lipper Analytical Services, Inc.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
+  The maximum front-end sales charge for Class A shares is 4.25%.
* The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.
#  Class D shares have no sales charge.

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (40.7%)
           AEROSPACE (0.5%)
$    345   Hexcel Corp.................................................   7.00%   08/01/03  $   310,500
                                                                                            -----------
           ASSISTED LIVING SERVICES (2.8%)
     580   Alternative Living Services, Inc............................   5.25    12/15/02      635,465
     350   Assisted Living Concepts, Inc...............................   6.00    11/01/02      282,625
     360   Assisted Living Concepts, Inc. - 144A*......................   5.625   05/01/03      288,000
     145   Sunrise Assisted Living, Inc................................   5.50    06/15/02      182,616
     145   Sunrise Assisted Living, Inc. - 144A*.......................   5.50    06/15/02      182,616
                                                                                            -----------
                                                                                              1,571,322
                                                                                            -----------
           AUTO PARTS: O.E.M. (1.1%)
     300   Magna International, Inc. - 144A* (Canada)..................   4.875   02/15/05      305,439
     300   Tower Automotive, Inc. - 144A*..............................   5.00    08/01/04      339,000
                                                                                            -----------
                                                                                                644,439
                                                                                            -----------
           BIOTECHNOLOGY (2.3%)
     810   Athena Neurosciences, Inc. - 144A*..........................   4.75    11/15/04      935,671
     165   Centocor, Inc...............................................   4.75    02/15/05      173,611
     180   Centocor, Inc. - 144A*......................................   4.75    02/15/05      189,394
                                                                                            -----------
                                                                                              1,298,676
                                                                                            -----------
           BOOKS/MAGAZINES (1.0%)
     895   News America Holdings, Inc..................................   0.00    03/11/13      566,848
                                                                                            -----------
           BROADCASTING (2.9%)
   1,400   Clear Channel Communications, Inc...........................   2.625   04/01/03    1,632,064
                                                                                            -----------
           COMPUTER COMMUNICATIONS (1.5%)
     115   Adaptec, Inc................................................   4.75    02/01/04       95,572
     265   Adaptec, Inc. - 144A*.......................................   4.75    02/01/04      220,231
     380   Comverse Technology, Inc. - 144A*...........................   4.50    07/01/05      549,043
                                                                                            -----------
                                                                                                864,846
                                                                                            -----------
           COMPUTER SOFTWARE (1.4%)
     350   Hyperion Solutions Corp.....................................   4.50    03/15/05      261,149
     260   Network Associates, Inc.....................................   0.00    02/13/18      133,429
     745   Network Associates, Inc. - 144A*............................   0.00    02/13/18      382,327
                                                                                            -----------
                                                                                                776,905
                                                                                            -----------
           CONTRACT DRILLING (0.7%)
     440   Diamond Offshore Drilling, Inc..............................   3.75    02/15/07      409,820
                                                                                            -----------
           DISCOUNT CHAINS (1.8%)
   1,045   Costco Companies, Inc. - 144A*..............................   0.00    08/19/17    1,006,042
                                                                                            -----------
           DIVERSIFIED COMMERCIAL SERVICES (0.5%)
     370   Metamor Worldwide, Inc......................................   2.94    08/15/04      315,654
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           E.D.P. PERIPHERALS (0.7%)
$  1,280   Western Digital Corp........................................   0.00%   02/18/18  $   392,000
                                                                                            -----------
           ELECTRONIC COMPONENTS (1.6%)
   1,925   Solectron Corp. - 144A*.....................................   0.00    01/27/19      909,389
                                                                                            -----------
           ELECTRONIC DISTRIBUTORS (1.2%)
     525   Safeguard Scientifics, Inc. - 144A*.........................   6.00    02/01/06      696,609
                                                                                            -----------
           ENTERTAINMENT & LEISURE (0.9%)
     180   Action Performance Companies - 144A*........................   4.75    04/01/05      208,541
     255   Speedway Motorsports, Inc...................................   5.75    09/30/03      279,743
                                                                                            -----------
                                                                                                488,284
                                                                                            -----------
           FINANCE COMPANIES (1.6%)
     890   Elan Finance Corp. - 144A*..................................   0.00    12/14/18      500,376
     295   Xerox Credit Corp...........................................   2.875   07/01/02      388,781
                                                                                            -----------
                                                                                                889,157
                                                                                            -----------
           INSURANCE (3.2%)
     285   American International Group, Inc...........................   2.25    07/30/04      374,687
     845   Berkshire Hathaway, Inc. (exchangeable into Citigroup, Inc.
             common stock).............................................   1.00    12/02/01    1,449,378
                                                                                            -----------
                                                                                              1,824,065
                                                                                            -----------
           INTERNATIONAL BANKS (0.7%)
     430   UBS AG Stamford.............................................   0.00    12/11/03      409,575
                                                                                            -----------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.5%)
     360   Merrill Lynch & Co., Inc....................................   0.00    02/02/05      576,900
     285   Morgan Stanley Group, Inc.+ (exchangeable into Boeing Co.
             common stock).............................................   0.00    09/30/00      270,573
                                                                                            -----------
                                                                                                847,473
                                                                                            -----------
           MOTOR VEHICLES (0.5%)
     250   Blue Bird Body Co. (Series B)...............................  10.75    11/15/06      261,250
                                                                                            -----------
           OTHER CONSUMER SERVICES (0.5%)
     345   Interim Services Inc........................................   4.50    06/01/05      301,951
                                                                                            -----------
           OTHER PHARMACEUTICALS (1.9%)
     955   Sepracor, Inc. - 144A*......................................   7.00    12/15/05    1,104,601
                                                                                            -----------
           POLLUTION CONTROL EQUIPMENT (1.0%)
     600   U.S. Filter Corp............................................   4.50    12/15/01      573,588
                                                                                            -----------
           SEMICONDUCTORS (1.9%)
     480   Level One Communications, Inc...............................   4.00    09/01/04      762,710
     310   ST Microelectronics N.V.....................................   0.00    06/10/08      315,620
                                                                                            -----------
                                                                                              1,078,330
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           SERVICES TO THE HEALTH INDUSTRY (4.0%)
$    800   Concentra Managed Care, Inc. - 144A*........................   4.50%   03/15/03  $   643,544
     190   Omnicare, Inc...............................................   5.00    12/01/07      193,211
     545   Omnicare, Inc. - 144A*......................................   5.00    12/01/07      554,211
     250   Quadramed Corp..............................................   5.25    05/01/05      257,538
      50   Quadramed Corp. - 144A*.....................................   5.25    05/01/05       51,508
     265   Quintiles Transnational Corp................................   4.25    05/31/00      347,025
     160   Quintiles Transnational Corp. - 144A*.......................   4.25    05/31/00      209,525
                                                                                            -----------
                                                                                              2,256,562
                                                                                            -----------
           TELECOMMUNICATIONS (1.5%)
     445   Bell Atlantic Financial Services - 144A* (exchangeable into
             Cable & Wireless Communications common stock).............   4.25    09/15/05      513,085
     310   Tele-Communications International, Inc......................   4.50    02/15/06      358,050
                                                                                            -----------
                                                                                                871,135
                                                                                            -----------
           WASTE MANAGEMENT (1.5%)
     700   Waste Management, Inc.......................................   4.00    02/01/02      882,875
                                                                                            -----------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $20,639,328)..................................................   23,183,960
                                                                                            -----------

           CORPORATE BONDS (40.3%)
           ADVERTISING (1.5%)
     100   Ackerley Group, Inc. - 144A*................................   9.00    01/15/09      104,000
     500   Adams Outdoor Advertising, L.P..............................  10.75    03/15/06      543,750
     145   Outdoor Communications, Inc.................................   9.25    08/15/07      157,687
      25   Outdoor Systems, Inc........................................   8.875   06/15/07       26,812
                                                                                            -----------
                                                                                                832,249
                                                                                            -----------
           AEROSPACE (0.5%)
     140   BE Aerospace, Inc. (Series B)...............................   8.00    03/01/08      137,900
     125   Wyman-Gordon Co.............................................   8.00    12/15/07      124,687
                                                                                            -----------
                                                                                                262,587
                                                                                            -----------
           AIR FREIGHT/DELIVERY SERVICES (0.1%)
      75   Atlas Air, Inc..............................................  10.75    08/01/05       79,500
                                                                                            -----------
           AUTO PARTS: O.E.M. (0.7%)
     250   Hayes Lemmerz International, Inc. - 144A*...................   8.25    12/15/08      253,125
      25   Hayes Wheels International, Inc. (Series B).................   9.125   07/15/07       26,375
     100   Hayes Wheels International, Inc. (Series B*)................   9.125   07/15/07      105,750
                                                                                            -----------
                                                                                                385,250
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           BEVERAGES - NON-ALCOHOLIC (0.3%)
$    165   Cott Corp. (Canada).........................................   9.375%  07/01/05  $   150,150
                                                                                            -----------
           BOOKS/MAGAZINES (1.4%)
      75   American Media Operations, Inc..............................  11.625   11/15/04       78,750
     425   Garden State Newspapers (Series B)..........................   8.75    10/01/09      435,625
      50   Primedia, Inc...............................................   7.625   04/01/08       50,000
     250   Von Hoffman Press, Inc. - 144A*.............................  10.375   05/15/07      257,187
                                                                                            -----------
                                                                                                821,562
                                                                                            -----------
           BROADCASTING (0.8%)
      50   Chancellor Media Corp.......................................   9.375   10/01/04       53,000
     100   Chancellor Media Corp.......................................   9.00    10/01/08      110,250
     275   STC Broadcasting, Inc.......................................  11.00    03/15/07      290,125
                                                                                            -----------
                                                                                                453,375
                                                                                            -----------
           BUILDING MATERIALS (1.0%)
     225   American Standard Co........................................   7.375   02/01/08      226,125
     250   Atrium Companies, Inc.......................................  10.50    11/15/06      253,125
      50   MDC Holdings, Inc...........................................   8.375   02/01/08       49,687
      50   Standard Pacific Corp. (Series A)...........................   8.00    02/15/08       48,750
                                                                                            -----------
                                                                                                577,687
                                                                                            -----------
           CABLE TELEVISION (2.6%)
     150   Adelphia Communications Corp. (Series B)....................   9.25    10/01/02      159,000
     100   Adelphia Communications Corp. (Series B)....................   8.375   02/01/08      105,125
      75   Century Communications......................................   9.50    03/01/05       84,187
      75   Century Communications......................................   8.75    10/01/07       82,687
     150   Classic Cable Inc. - 144A*..................................   9.875   08/01/08      157,500
      25   CSC Holdings, Inc...........................................   9.875   05/15/06       27,437
     400   CSC Holdings, Inc...........................................   7.25    07/15/08      415,516
     125   CSC Holdings, Inc...........................................   7.625   07/15/18      129,051
      50   CSC Holdings, Inc. (Series B)...............................   8.125   08/15/09       55,160
     250   Echostar DBS Corp. - 144A*..................................   9.375   02/01/09      256,875
                                                                                            -----------
                                                                                              1,472,538
                                                                                            -----------
           CANADIAN OIL & GAS (0.1%)
      50   Gulf Canada Resources Ltd...................................   9.25    01/15/04       49,982
                                                                                            -----------
           CASINO/GAMBLING (1.9%)
     200   Boyd Gaming Corp............................................   9.25    10/01/03      209,000
     325   Hard Rock Hotel, Inc........................................   9.25    04/01/05      324,188
     275   Park Place Entertainment - 144A*............................   7.875   12/15/05      275,000
      75   Station Casinos, Inc........................................  10.125   03/15/06       79,688
     175   Station Casinos, Inc........................................   9.75    04/15/07      184,188
                                                                                            -----------
                                                                                              1,072,064
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           CONSUMER SPECIALTIES (0.2%)
$    125   Scotts Co. - 144A*..........................................   8.625%  01/15/09  $   129,375
                                                                                            -----------
           CONSUMER SUNDRIES (0.8%)
     350   Packaged Ice, Inc. (Series B)...............................   9.75    02/01/05      362,250
     100   Protection One, Inc.........................................   7.375   08/15/05      101,346
                                                                                            -----------
                                                                                                463,596
                                                                                            -----------
           CONSUMER/BUSINESS SERVICES (1.6%)
      75   American Business Information, Inc. - 144A*.................   9.50    06/15/08       63,750
      75   Coinmach Corp. (Series D)...................................  11.75    11/15/05       82,875
      75   Pierce Leahy Command Co.....................................   8.125   05/15/08       75,000
     325   Rental Service Corp.........................................   9.00    05/15/08      325,000
     350   Safety-Kleen Services.......................................   9.25    06/01/08      364,000
                                                                                            -----------
                                                                                                910,625
                                                                                            -----------
           CONTAINERS/PACKAGING (2.7%)
     250   Ball Corp. - 144A*..........................................   7.75    08/01/06      262,500
     125   Ball Corp. - 144A*..........................................   8.25    08/01/08      131,563
     100   Consumers Packaging, Inc. - 144A*...........................   9.75    02/01/07      102,000
     275   Huntsman Packaging Corp.....................................   9.125   10/01/07      275,000
     275   Plastic Containers, Inc. (Series B).........................  10.00    12/15/06      287,031
     225   Riverwood International Corp................................  10.625   08/01/07      228,375
     225   U.S. Can Corp...............................................  10.125   10/15/06      237,375
                                                                                            -----------
                                                                                              1,523,844
                                                                                            -----------
           DIVERSIFIED COMMERCIAL SERVICES (0.6%)
     250   Iron Mountain, Inc..........................................  10.125   10/01/06      272,500
      75   Iron Mountain, Inc..........................................   8.75    09/30/09       78,000
                                                                                            -----------
                                                                                                350,500
                                                                                            -----------
           DIVERSIFIED MANUFACTURING (1.3%)
     200   Ametek Inc..................................................   7.20    07/15/08      200,548
      60   GSI Group Inc...............................................  10.25    11/01/07       42,000
     200   Insilco Corp. (Units) - 144A*++.............................  12.00    08/15/07      196,000
     200   International Wire Group (Series B).........................  11.75    06/01/05      213,000
     100   Mark IV Industries, Inc.....................................   7.75    04/01/06       97,740
                                                                                            -----------
                                                                                                749,288
                                                                                            -----------
           ELECTRONIC COMPONENTS (0.9%)
     335   Communications & Power Industries, Inc. (Series B)..........  12.00    08/01/05      355,938
     175   Viasystems, Inc.............................................   9.75    06/01/07      164,500
                                                                                            -----------
                                                                                                520,438
                                                                                            -----------
           ENTERTAINMENT & LEISURE (0.1%)
      75   Carmike Cinemas, Inc. - 144A*...............................   9.375   02/01/09       76,125
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           FINANCE COMPANIES (0.1%)
$     65   Nationwide Credit, Inc......................................  10.25%   01/15/08  $    50,050
                                                                                            -----------
           FINANCIAL SERVICES (0.1%)
      75   Golden State Holdings.......................................   7.125   08/01/05       74,090
                                                                                            -----------
           FOOD CHAINS (0.2%)
     125   Jitney-Jungle Stores of America, Inc........................  10.375   09/15/07      134,375
                                                                                            -----------
           FOOD DISTRIBUTORS (0.1%)
      75   Di Giorgio Corp.............................................  10.00    06/15/07       70,125
                                                                                            -----------
           FOREST PRODUCTS (0.9%)
     460   Tembec Finance Corp.........................................   9.875   09/30/05      483,000
                                                                                            -----------
           HOME FURNISHINGS (0.9%)
     300   Home Interiors & Gifts......................................  10.125   06/01/08      300,000
     200   Westpoint Stevens, Inc......................................   7.875   06/15/08      206,500
                                                                                            -----------
                                                                                                506,500
                                                                                            -----------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
     100   Tenet Healthcare Corp. - 144A*..............................   8.125   12/01/08      102,750
                                                                                            -----------
           HOTELS/RESORTS (0.8%)
      75   HMH Properties, Inc. (Series B).............................   7.875   08/01/08       72,750
      50   Signature Resorts, Inc......................................   9.25    05/15/06       46,500
     400   Starwood Hotels & Resorts...................................   7.375   11/15/15      334,256
                                                                                            -----------
                                                                                                453,506
                                                                                            -----------
           INDUSTRIAL SPECIALTIES (0.1%)
      50   Foamex L.P..................................................   9.875   06/15/07       52,000
                                                                                            -----------
           INTERNET SERVICES (1.9%)
     825   Verio Inc...................................................  10.375   04/01/05      849,750
     200   Verio Inc. - 144A*..........................................  11.25    12/01/08      212,000
                                                                                            -----------
                                                                                              1,061,750
                                                                                            -----------
           MAJOR CHEMICALS (1.0%)
      85   Geo Specialty Chemicals - 144A*.............................  10.125   08/01/08       83,725
     100   Polymer Group Inc. (Series B)...............................   8.75    03/01/08       99,000
     375   Texas Petrochemicals Corp...................................  11.125   07/01/06      367,500
                                                                                            -----------
                                                                                                550,225
                                                                                            -----------
           MEDICAL SPECIALTIES (0.5%)
     260   Dade International, Inc. (Series B).........................  11.125   05/01/06      288,600
                                                                                            -----------
           METALS FABRICATIONS (0.2%)
     100   Neenah Corp. - 144A*........................................  11.125   05/01/07      104,000
                                                                                            -----------
           OIL & GAS PRODUCTION (0.4%)
     275   Magnum Hunter Resources, Inc................................  10.00    06/01/07      233,750
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           OTHER METALS/MINERALS (0.6%)
$    100   Golden Northwest Aluminum - 144A*...........................  12.00%   12/15/06  $   101,000
     125   Metal Management, Inc.......................................  10.00    05/15/08       73,750
     175   P&L Coal Holdings Corp. (Series B)..........................   8.875   05/15/08      180,906
                                                                                            -----------
                                                                                                355,656
                                                                                            -----------
           OTHER TELECOMMUNICATIONS (1.9%)
     150   Intermedia Communications, Inc. (Series B)..................   8.875   11/01/07      145,500
     225   Intermedia Communications, Inc. (Series B)..................   8.50    01/15/08      214,875
     225   MasTec, Inc. (Series B).....................................   7.75    02/01/08      220,500
     340   NEXTLINK Communications, Inc................................   9.625   10/01/07      333,200
     150   NEXTLINK Communications, Inc. - 144A*.......................  10.75    11/15/08      156,000
                                                                                            -----------
                                                                                              1,070,075
                                                                                            -----------
           PACKAGED GOODS/COSMETICS (0.3%)
     150   Revlon Consumer Products, Inc...............................   8.125   02/01/06      142,500
                                                                                            -----------
           PACKAGED FOODS (0.9%)
     475   International Home Foods, Inc...............................  10.375   11/01/06      516,563
                                                                                            -----------
           PAPER (0.8%)
     125   Paperboard Industrial International, Inc....................   8.375   09/15/07      123,125
     300   Stone Container Corp........................................  10.75    10/01/02      312,375
                                                                                            -----------
                                                                                                435,500
                                                                                            -----------
           PRINTING/FORMS (0.1%)
      75   Big Flower Press Holdings - 144A*...........................   8.625   12/01/08       76,875
                                                                                            -----------
           REAL ESTATE (0.5%)
     300   Forest City Enterprises, Inc................................   8.50    03/15/08      301,500
                                                                                            -----------
           RENTAL/LEASING COMPANIES (0.7%)
     100   Anthony Crane Rentals - 144A*...............................  10.375   08/01/08       95,000
     290   Williams Scotsman, Inc......................................   9.875   06/01/07      301,600
                                                                                            -----------
                                                                                                396,600
                                                                                            -----------
           RESTAURANTS (0.4%)
     105   American Restaurant Group, Inc. - 144A*.....................  11.50    02/15/03       94,500
     150   Perkins Family Restaurants, L.P. (Series B).................  10.125   12/15/07      160,500
                                                                                            -----------
                                                                                                255,000
                                                                                            -----------
           RETAIL - SPECIALTY (2.6%)
     225   Boyds Collection Ltd. - 144A*...............................   9.00    05/15/08      239,625
     246   Guitar Center Management....................................  11.00    07/01/06      260,453
     575   Michaels Stores, Inc........................................  10.875   06/15/06      609,500

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
$    100   Mrs. Fields Original Cookies - 144A*........................  10.125%  12/01/04  $    96,000
     110   Purina Mills, Inc...........................................   9.00    03/15/10      106,700
     175   Zale Corp. (Series B).......................................   8.50    10/01/07      175,000
                                                                                            -----------
                                                                                              1,487,278
                                                                                            -----------
           SERVICES TO THE HEALTH INDUSTRY (0.8%)
     255   Integrated Health Services (Series A).......................   9.50    09/15/07      244,800
     225   Prime Medical Services Inc..................................   8.75    04/01/08      218,250
                                                                                            -----------
                                                                                                463,050
                                                                                            -----------
           SMALLER BANKS (0.3%)
      50   Chevy Chase Savings Bank....................................   9.25    12/01/05       50,500
     100   Chevy Chase Savings Bank, F.S.B.............................   9.25    12/01/08      100,500
                                                                                            -----------
                                                                                                151,000
                                                                                            -----------
           TELECOMMUNICATIONS (2.6%)
     405   Jordan Telecom Products (Series B)..........................   9.875   08/01/07      400,950
      75   Jordan Telecom Products (Series B)..........................   0.00    08/01/07       57,750
     425   Level 3 Communications, Inc.................................   9.125   05/01/08      422,875
      75   Metronet Communications.....................................  12.00    08/15/07       84,563
      75   Metronet Communications - 144A*.............................  10.625   11/01/08       81,750
      50   Qwest Communications International, Inc. - 144A*............   7.50    11/01/08       52,750
     200   Qwest Communications International, Inc. - 144A*............   7.25    11/01/08      208,000
      55   RCN Corp....................................................  10.00    10/15/07       51,838
     125   RCN Corp....................................................   0.00    10/15/07       71,875
      50   Worldwide Fiber, Inc. - 144A*...............................  12.50    12/15/05       51,375
                                                                                            -----------
                                                                                              1,483,726
                                                                                            -----------
           TELECOMMUNICATIONS EQUIPMENT (0.1%)
     125   SBA Communications Corp.....................................   0.00    03/01/08       75,313
                                                                                            -----------
           UTILITIES (1.1%)
      50   Cal Energy Co., Inc.........................................   7.63    10/15/07       54,469
     100   CMS Energy Corp.............................................   7.50    01/15/09      102,757
     150   Niagara Mohawk Power (Series F).............................   7.625   10/01/05      158,499
     175   Niagara Mohawk Power (Series G).............................   7.75    10/01/08      195,164
     125   Niagara Mohawk Power (Series H).............................   0.00    07/01/10      100,716
                                                                                            -----------
                                                                                                611,605
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------------------------
           WIRELESS COMMUNICATIONS (0.1%)
$     60   Paging Network, Inc.........................................  10.125%  08/01/07  $    57,300
      20   Paging Network, Inc.........................................  10.00    10/15/08       19,000
                                                                                            -----------
                                                                                                 76,300
                                                                                            -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $22,808,284)..................................................   22,943,997
                                                                                            -----------

NUMBER OF
 SHARES
---------
           CONVERTIBLE PREFERRED STOCKS (16.7%)
           BOOKS/MAGAZINES (0.7%)
  15,200   Reader's Digest Association, Inc $1.93.........................................      426,550
                                                                                            -----------
           CABLE TELEVISION (1.8%)
   5,900   MediaOne Group, Inc. $2.25.....................................................      654,900
   4,600   MediaOne Group, Inc. $3.63 (exchangeable into AirTouch Communications, Inc.
             common stock)................................................................      378,350
                                                                                            -----------
                                                                                              1,033,250
                                                                                            -----------
           CONSUMER/BUSINESS SERVICES (0.3%)
   6,000   Vanstar Financing Trust $3.375 - 144A*.........................................      153,618
                                                                                            -----------
           CONTAINERS/PACKAGING (0.7%)
   7,200   Sealed Air Corp. (Series A) $2.00..............................................      382,500
                                                                                            -----------
           DISCOUNT CHAINS (1.8%)
  13,000   Dollar General $3.35 (STRYPES).................................................      494,000
   8,300   Kmart Financing I $3.875.......................................................      520,825
                                                                                            -----------
                                                                                              1,014,825
                                                                                            -----------
           ELECTRIC UTILITIES (2.7%)
  14,200   Houston Industries, Inc. $3.29 (exchangeable into Time Warner common stock)....    1,510,525
                                                                                            -----------
           INSURANCE (0.2%)
   9,500   Philadelphia Consolidated Holding Co. $0.70....................................       95,000
                                                                                            -----------
           INVESTMENT BANKERS/BROKERS/SERVICES (0.4%)
  23,000   Merrill Lynch & Co., Inc. $5.75 (STRIDES) (exchangeable into Lucent
             Technologies, Inc. common stock).............................................      250,125
                                                                                            -----------
           MEDICAL/NURSING SERVICES (0.5%)
   6,600   Laboratory Corp. of America (Series A) $4.25...................................      300,300
                                                                                            -----------
           MILITARY/GOV'T/TECHNICAL (0.8%)
   7,600   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda)...................      461,578
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------
           OTHER CONSUMER SERVICES (1.7%)
   3,700   Cendant Corp. $0.65............................................................  $   114,236
  22,300   Cendant Corp. $3.75............................................................      848,794
                                                                                            -----------
                                                                                                963,030
                                                                                            -----------
           RAILROADS (1.0%)
  12,000   Union Pacific Capital Trust $3.125 - 144A*.....................................      595,872
                                                                                            -----------
           REAL ESTATE INVESTMENT TRUST (0.7%)
   5,500   Host Marriott Financial Trust $3.375...........................................      215,936
   4,900   Host Marriott Financial Trust $3.375 - 144A*...................................      192,379
                                                                                            -----------
                                                                                                408,315
                                                                                            -----------
           RENTAL/LEASING COMPANIES (1.0%)
  10,900   United Rentals Trust $3.25 - 144A*.............................................      547,725
                                                                                            -----------
           SMALLER BANKS (1.8%)
  11,500   CNB Capital Trust $1.50........................................................      305,469
  11,600   National Australia Bank, Ltd. $1.97 (Australia) (Units)++......................      352,350
  11,700   WBK Trust $3.135 (STRYPES).....................................................      380,250
                                                                                            -----------
                                                                                              1,038,069
                                                                                            -----------
           TRANSPORTATION (0.6%)
  10,800   Laidlaw One, Inc. $1.22 (Canada) (exchangeable into United States Filter common
             stock).......................................................................      322,650
                                                                                            -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $8,030,024)...................................................    9,503,932
                                                                                            -----------

           COMMON STOCK (0.0%)
           CASINO/GAMBLING
   4,685   Fitzgerald Gaming Corp. - 144A* (a)
             (IDENTIFIED COST $21,129)....................................................        2,343
                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON  MATURITY
THOUSANDS                                                                          RATE      DATE       VALUE
-----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.5%)
             REPURCHASE AGREEMENT
$     257    The Bank of New York (dated 01/29/99; proceeds $257,274) (b)
               (IDENTIFIED COST $257,174)........................................  4.688%  02/01/99  $    257,174
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $51,755,939) (C)..........................................................   98.2 %   55,891,406

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    1.8      1,037,584
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 56,928,990
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

STRIDES  Stock return income debt securities.
STRYPES  Structured yield product exchangeable for stock.
   *     Resale is restricted to qualified institutional investors.
   + Issuer is an affiliate of the Fund's manager, Morgan Stanley Dean Witter Services Company Inc.
  ++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
  (a)    Non-income producing security.
  (b) Collateralized by $244,235 U.S. Treasury Note 6.25% due 01/31/02 valued at $262,317.
  (c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,588,230 and the aggregate gross unrealized depreciation is $1,452,763, resulting in net unrealized appreciation of $4,135,467.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $51,755,939)................................................................  $55,891,406
Receivable for:
    Interest...................................................................................      792,883
    Investments sold...........................................................................      504,015
    Shares of beneficial interest sold.........................................................      134,609
    Dividends..................................................................................       55,888
Prepaid expenses and other assets..............................................................       38,775
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   57,417,576
                                                                                                 -----------
LIABILITIES:
Payable for:
    Investments purchased......................................................................      198,257
    Shares of beneficial interest repurchased..................................................      168,929
    Plan of distribution fee...................................................................       35,930
    Management fee.............................................................................       21,586
    Investment advisory fee....................................................................       14,391
Accrued expenses and other payables............................................................       49,493
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................      488,586
                                                                                                 -----------
     NET ASSETS................................................................................  $56,928,990
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $52,001,682
Net unrealized appreciation....................................................................    4,135,467
Accumulated undistributed net investment income................................................      345,102
Accumulated undistributed net realized gain....................................................      446,739
                                                                                                 -----------
     NET ASSETS................................................................................  $56,928,990
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................      $88,622
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        7,746
     NET ASSET VALUE PER SHARE.................................................................       $11.44
                                                                                                 -----------
                                                                                                 -----------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET
       ASSET VALUE)............................................................................       $11.95
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................   $8,924,013
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      780,209
     NET ASSET VALUE PER SHARE.................................................................       $11.44
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................  $47,904,684
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    4,184,223
     NET ASSET VALUE PER SHARE.................................................................       $11.45
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................      $11,671
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        1,019
     NET ASSET VALUE PER SHARE.................................................................       $11.45
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1999

NET INVESTMENT INCOME

INCOME
Interest........................................................................................  $3,377,654
Dividends.......................................................................................     579,076
                                                                                                  ----------

     TOTAL INCOME...............................................................................   3,956,730
                                                                                                  ----------

EXPENSES
Plan of distribution fee (Class A shares).......................................................         139
Plan of distribution fee (Class B shares).......................................................      57,262
Plan of distribution fee (Class C shares).......................................................     379,492
Management fee..................................................................................     265,123
Investment advisory fee.........................................................................     176,749
Registration fees...............................................................................     103,293
Transfer agent fees and expenses................................................................      57,991
Shareholder reports and notices.................................................................      55,268
Professional fees...............................................................................      39,846
Trustees' fees and expenses.....................................................................      32,239
Custodian fees..................................................................................      23,676
Organizational expenses.........................................................................       6,434
Other...........................................................................................      20,551
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................   1,218,063
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   2,738,667
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...............................................................................   2,359,043
Net change in unrealized appreciation...........................................................    (342,596)
                                                                                                  ----------

     NET GAIN...................................................................................   2,016,447
                                                                                                  ----------

NET INCREASE....................................................................................  $4,755,114
                                                                                                  ----------
                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEAR         FOR THE YEAR
                                                                                                 ENDED                ENDED
                                                                                            JANUARY 31, 1999    JANUARY 31, 1998*
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................................  $      2,738,667  $           2,953,221
Net realized gain.........................................................................         2,359,043              4,031,439
Net change in unrealized appreciation.....................................................          (342,596)               950,969
                                                                                            ----------------           ------------

     NET INCREASE.........................................................................         4,755,114              7,935,629
                                                                                            ----------------           ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares........................................................................            (3,154)                  (582)
    Class B shares........................................................................          (352,662)              (144,769)
    Class C shares........................................................................        (2,309,542)            (2,979,361)
    Class D shares........................................................................              (572)                  (290)
Net realized gain
    Class A shares........................................................................            (4,241)                (1,133)
    Class B shares........................................................................          (427,964)              (298,812)
    Class C shares........................................................................        (2,570,969)            (3,495,390)
    Class D shares........................................................................              (573)                  (491)
                                                                                            ----------------           ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS....................................................        (5,669,677)            (6,920,828)
                                                                                            ----------------           ------------
Net decrease from transactions in shares of beneficial interest...........................        (3,654,766)              (457,056)
                                                                                            ----------------           ------------

     NET INCREASE (DECREASE)..............................................................        (4,569,329)               557,745

NET ASSETS:
Beginning of period.......................................................................        61,498,319             60,940,574
                                                                                            ----------------           ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $345,102 AND $272,740,
    RESPECTIVELY).........................................................................  $     56,928,990  $          61,498,319
                                                                                            ----------------           ------------
                                                                                            ----------------           ------------

---------------------

 *   Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999

1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Income and Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to generate high total return by providing a high level of current income and the potential for capital appreciation. The Fund seeks to achieve its objective by investing in bonds or preferred stock convertible into common stock, other fixed income securities, common stocks and U.S. Government securities. The Fund was organized as a Massachusetts business trust on November 23, 1992 and commenced operations on March 31, 1993. On July 28, 1997, the Fund converted to multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $206,000 of which $200,000 have been reimbursed. Such expenses were fully amortized as of March 30, 1998.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million and 0.42% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.30% to the portion of daily net assets not exceeding $500 million and 0.28% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B, and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $221,765 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.74%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $38,754 and $4,717, respectively and received $637 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $57,838,967 and $57,973,496, respectively.

Included in the aforementioned sales of portfolio securities are sales of securities issued by Morgan Stanley Group Inc., an affiliate of the Manager and Distributor of $730,509, as well as realized gain of $2,625. The Fund's interest and dividend income included $3,736 and $19,751, respectively, for income from Morgan Stanley Group, Inc. securities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent.

6. SUBSEQUENT EVENT

On February 25, 1999, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Income Builder Fund ("Income Builder") approved a reorganization plan (the "Plan") whereby the Fund would be merged into Income Builder. The Plan is subject to the consent of the Fund's shareholders. Under the terms of the Plan, the assets of the Fund would be combined with the assets of Income Builder and shareholders of the Fund would become shareholders of Income Builder, receiving shares of the corresponding class of Income Builder equal to the value of their holdings in the Fund.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                               ENDED                          ENDED
                                                                         JANUARY 31, 1999               JANUARY 31, 1998*
                                                                   -----------------------------   ---------------------------
                                                                      SHARES          AMOUNT          SHARES         AMOUNT
                                                                   ------------   --------------   ------------   ------------
CLASS A SHARES
Sold.............................................................         7,559   $       87,012          2,751   $     33,065
Reinvestment of dividends and distributions......................           668            7,314            142          1,614
Redeemed.........................................................        (2,882)         (33,757)          (492)        (5,989)
                                                                   ------------   --------------   ------------   ------------
Net increase - Class A...........................................         5,345           60,569          2,401         28,690
                                                                   ------------   --------------   ------------   ------------
CLASS B SHARES
Sold.............................................................       487,673        5,560,583        209,588      2,492,309
Reinvestment of dividends and distributions......................        58,170          642,767         32,187        368,173
Redeemed.........................................................      (334,323)      (3,763,607)       (89,344)    (1,054,299)
                                                                   ------------   --------------   ------------   ------------
Net increase - Class B...........................................       211,520        2,439,743        152,431      1,806,183
                                                                   ------------   --------------   ------------   ------------
CLASS C SHARES
Sold.............................................................       286,331        3,334,552        912,536     10,493,055
Reinvestment of dividends and distributions......................       375,181        4,169,254        485,664      5,548,520
Redeemed.........................................................    (1,204,168)     (13,660,029)    (1,590,764)   (18,344,299)
                                                                   ------------   --------------   ------------   ------------
Net decrease - Class C...........................................      (542,656)      (6,156,223)      (192,564)    (2,302,724)
                                                                   ------------   --------------   ------------   ------------
CLASS D SHARES
Sold.............................................................       --              --                  848         10,014
Reinvestment of dividends and distributions......................           103            1,145             68            781
                                                                   ------------   --------------   ------------   ------------
Net increase - Class D...........................................           103            1,145            916         10,795
                                                                   ------------   --------------   ------------   ------------
Net decrease in Fund.............................................      (325,688)  $   (3,654,766)       (36,816)  $   (457,056)
                                                                   ------------   --------------   ------------   ------------
                                                                   ------------   --------------   ------------   ------------

---------------------

 * For Class A, B and D shares, for the period July 28, 1997 (issue date) through January 31, 1998.

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED JANUARY 31,
                                          --------------------------------------------------------------------------
                                            1999++        1998*++          1997           1996             1995
--------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....  $    11.61     $    11.42     $    11.13     $     9.77         $    10.98
                                          ----------     ----------     ----------     ----------             ------

Income (loss) from investment
 operations:
   Net investment income................        0.53           0.57           0.60           0.59               0.59
   Net realized and unrealized gain
   (loss)...............................        0.43           0.96           0.84           1.37              (1.20)
                                          ----------     ----------     ----------     ----------             ------

Total income (loss) from investment
 operations.............................        0.96           1.53           1.44           1.96              (0.61)
                                          ----------     ----------     ----------     ----------             ------

Less dividends and distributions from:
   Net investment income................       (0.52)         (0.60)         (0.60)         (0.60)             (0.55)
   Net realized gain....................       (0.60)         (0.74)         (0.55)        --                  (0.05)
                                          ----------     ----------     ----------     ----------             ------

Total dividends and distributions.......       (1.12)         (1.34)         (1.15)         (0.60)             (0.60)
                                          ----------     ----------     ----------     ----------             ------

Net asset value, end of period..........  $    11.45     $    11.61     $    11.42     $    11.13         $     9.77
                                          ----------     ----------     ----------     ----------             ------
                                          ----------     ----------     ----------     ----------             ------

TOTAL RETURN+...........................        8.81%         14.03%         13.46%         20.52%            (5.59)%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.07%(1)       2.01%          2.02%          2.21%              2.04%

Net investment income...................        4.65%(1)       4.84%          5.19%          5.41%              5.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $47,905        $54,863        $60,941        $57,631            $55,335

Portfolio turnover rate.................         103%            96%           102%            79%                88%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Services Company Inc. serves as Manager and TCW Funds Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                   FOR THE PERIOD
                                                                 FOR THE YEAR      JULY 28, 1997*
                                                                    ENDED             THROUGH
                                                                 JANUARY 31,        JANUARY 31,
                                                                     1999               1998
-------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $   11.60          $   11.81
                                                                       ------             ------
Income from investment operations:
   Net investment income....................................             0.59               0.30
   Net realized and unrealized gain.........................             0.44               0.39
                                                                       ------             ------
Total income from investment operations.....................             1.03               0.69
                                                                       ------             ------
Less dividends and distributions from:
   Net investment income....................................            (0.59)             (0.33)
   Net realized gain........................................            (0.60)             (0.57)
                                                                       ------             ------
Total dividends and distributions...........................            (1.19)             (0.90)
                                                                       ------             ------
Net asset value, end of period..............................        $   11.44          $   11.60
                                                                       ------             ------
                                                                       ------             ------
TOTAL RETURN+...............................................             9.45%              6.03%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             1.56%(3)           1.54%(2)
Net investment income.......................................             5.16%(3)           5.04%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................              $89                $28
Portfolio turnover rate.....................................              103%                96%
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $   11.60          $   11.81
                                                                       ------             ------
Income from investment operations:
   Net investment income....................................             0.53               0.28
   Net realized and unrealized gain.........................             0.43               0.38
                                                                       ------             ------
Total income from investment operations.....................             0.96               0.66
                                                                       ------             ------
Less dividends and distributions from:
   Net investment income....................................            (0.52)             (0.30)
   Net realized gain........................................            (0.60)             (0.57)
                                                                       ------             ------
Total dividends and distributions...........................            (1.12)             (0.87)
                                                                       ------             ------
Net asset value, end of period..............................        $   11.44          $   11.60
                                                                       ------             ------
                                                                       ------             ------
TOTAL RETURN+...............................................             8.85%              5.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             2.08%(3)           2.02%(2)
Net investment income.......................................             4.64%(3)           4.58%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $8,924             $6,597
Portfolio turnover rate.....................................              103%                96%

---------------------

 * The date the shares were first issued. Class B participants who held shares prior to July 28, 1997 should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                   FOR THE PERIOD
                                                                 FOR THE YEAR      JULY 28, 1997*
                                                                    ENDED             THROUGH
                                                                 JANUARY 31,        JANUARY 31,
                                                                     1999               1998
-------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $   11.61          $   11.81
                                                                       ------             ------

Income from investment operations:
   Net investment income....................................             0.62               0.32
   Net realized and unrealized gain.........................             0.43               0.39
                                                                       ------             ------

Total income from investment operations.....................             1.05               0.71
                                                                       ------             ------

Less dividends and distributions from:
   Net investment income....................................            (0.61)             (0.34)
   Net realized gain........................................            (0.60)             (0.57)
                                                                       ------             ------

Total dividends and distributions...........................            (1.21)             (0.91)
                                                                       ------             ------

Net asset value, end of period..............................        $   11.45          $   11.61
                                                                       ------             ------
                                                                       ------             ------

TOTAL RETURN+...............................................             9.64%              6.21%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             1.33%(3)           1.27%(2)

Net investment income.......................................             5.39%(3)           5.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................              $12                $11

Portfolio turnover rate.....................................              103%                96%

---------------------

 *   The date the shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW INCOME AND GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Income and Growth Fund (the "Fund") at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 6 to the financial statements, the Board of Trustees of the Fund approved a reorganization plan, subject to shareholder approval, whereby the Fund will be merged into Morgan Stanley Dean Witter Income Builder Fund.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 12, 1999

TCW/DW INCOME AND GROWTH FUND
FEDERAL TAX NOTICE (UNAUDITED)

During the year ended January 31, 1999, the Fund paid to its shareholders $0.54 per share from long-term capital gains. For such period, 18.91% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Robert M. Hanisee
Vice President

Kevin A. Hunter
Vice President

Mark L. Attanasio
Vice President

Melissa V. Weiler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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INCOME AND GROWTH FUND

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ANNUAL REPORT
JANUARY 31, 1999